Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      March 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re: AllianceBernstein All-Asia Investment Fund, Inc. File Nos. 33-84270 and 811-8776
                    AllianceBernstein Institutional Funds, Inc.
                    File Nos. 333-37177 and 811-08403

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 25, 2005.

                                        Sincerely,


                                        /s/ Nora L. Sheehan
                                        -------------------
                                            Nora L. Sheehan

00250.0157 #551867